Related Parties Transactions - Summary of Lease Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of transactions between related parties [Line Items]
Lease liabilities - current	$ 3,505	$ 115	$ 3,339
Lease liabilities - noncurrent	7,470	$ 244	7,334
Lease liabilities	10,975		10,673
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Lease liabilities - current	197		194
Lease liabilities - noncurrent	1,603		1,761
Lease liabilities	$ 1,800		$ 1,955